Shareholders equity (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital

	09/30/2026		12/31/2025
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	358,840,106	28.39	367,612,329	29.08
Controller	197,107,606	15.59	196,065,636	15.51
Related persons	34,377,592	2.72	26,568,442	2.10
Alden Fundo de Investimento em Ações	27,154,744	2.15	27,154,744	2.15
	617,480,048	48.85	617,401,151	48.84
Treasury (Note 27.2)	32,556,893	2.58	28,208,827	2.23
Other shareholders	614,080,674	48.57	618,507,637	48.93
	1,264,117,615	100.00	1,264,117,615	100.00

Schedule of treasury shares

	Quantity	Average cost per share	Historical value	Market value
Balances at December 31, 2024	24,875,787	53.84	1,339,197	1,536,826
Exercised	(372,160)	53.66	(19,969)	(20,251)
Repurchase	3,705,200	51.80	191,918	191,918
Balances at December 31, 2025	28,208,827	53.57	1,511,146	1,451,344
Exercised	(356,734)	53.57	(19,110)	(18,383)
Repurchase	4,704,800	42.18	198,445	198,445
Balances at September 30, 2026	32,556,893	51.92	1,690,481	1,439,015